COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2023
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS

17.  COLLATERALIZED TRANSACTIONS

The Group engages in margin financing transactions with its clients. Margin loans generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Group. The Group monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through risk management system. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to commercial banks or other financial institutions to obtain the funding for the margin or other businesses.

The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023

	(HK$ in thousands)
Collateral received from clients	109,296,132	127,758,188
Collateral received from brokers	48,349	203,500
Collateral repledged to commercial banks and other financial institutions	12,326,953	13,326,597

The Group also engaged in securities borrowing and lending transactions which require it to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers. The cash collateral is generally in excess of the market value of the securities borrowed and loaned. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts of market value of securities borrowed and loaned and cash collateral received and deposited as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023

	(HK$ in thousands)
Securities borrowed and loaned (1)	12,786,899	16,106,157
Cash collateral received from borrowers	14,874,210	18,707,651
Cash collateral deposited with lenders	1,889,795	2,663,837
(1)	Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.